Income Taxes (Components of Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Federal Tax Expense (Benefit)	$ 4	$ 0
Current State and Local Tax Expense (Benefit)	1	0
Current Income Tax Expense (Benefit)	5	0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	(16)	3
State	(1)	(2)
Total deferred	(17)	1	$ 0
(Benefit) provision for income tax	$ (12)	$ 1	$ 1